Property, equipment and software	12 Months Ended
Dec. 31, 2020
Property Equipment And Software [Line Items]
Disclosure of property, equipment and software [text block]

Note 12 Property, equipment and software

At historical cost less accumulated depreciation
USD million	Owned properties	Leased properties[1]	Leasehold improve-ments	IT hardware and communication equipment	Internally generated software	Purchased software	Othermachinesandequipment	Projects in progress	2020	2019
Historical cost
Balance at the beginning of the year	7,650	3,745	3,004	1,559	6,176	485	799	1,014	24,431	23,321
Additions	26	443[2]	37	192	131	75	20	1,389	2,312	1,931
Disposals / write-offs[3]	(315)	(8)	(169)	(245)	(135)	(76)	(42)	0	(990)	(636)
Reclassifications[4]	(461)	0	217	11	1,015	3	34	(1,410)	(590)	(398)
Foreign currency translation	686	70	85	65	75	19	31	43	1,074	213
Balance at the end of the year	7,586	4,249	3,174	1,581	7,262	506	843	1,036	26,238	24,431
Accumulated depreciation
Balance at the beginning of the year	4,466	519	1,768	1,053	2,906	358	559	0	11,628	10,619
Depreciation	173	535	236	170	753	61	69	0	1,997	1,728
Impairment[5]	0	4	1	0	67	0	0	0	72	37
Disposals / write-offs[3]	(200)	(3)	(164)	(243)	(129)	(76)	(42)	0	(855)	(614)
Reclassifications[4]	(332)	0	5	0	0	0	0	0	(328)	(254)
Foreign currency translation	406	28	70	41	35	13	23	0	616	112
Balance at the end of the year	4,513	1,082	1,917	1,021	3,631	356	608	0	13,129	11,628

Net book value
Net book value at the beginning of the year	3,184	3,226	1,236	506	3,270	126	241	1,014	12,804	12,702
Net book value at the end of the year	3,073	3,167	1,258	560	3,630	150	235	1,036[6]	13,109	12,804
1 Represents right-of-use assets recognized by UBS as lessee. Includes immaterial leased IT equipment. The total cash outflow for leases during 2020 was USD 679 million (2019: USD 641 million). Interest expense on lease liabilities is included within Interest expense from financial instruments measured at amortized cost and Lease liabilities are included within Other financial liabilities measured at amortized cost. Refer to Notes 3 and 19a, respectively. Also refer to Note 1 for more information about the nature of UBS’s leasing activities. 2 In 2020, right-of-use assets included the Additions from sale-and-leaseback transactions, from which UBS recognized net gains of USD 140 million, included within Other income. Refer to Note 5. 3 Includes write-offs of fully depreciated assets. 4 The total net reclassification amount for the respective periods represents reclassifications to Properties and other non-current assets held for sale. 5 Impairment charges recorded in 2020 generally relate to assets that are no longer used for which the recoverable amount based on a value in use approach was determined to be zero. Includes the impairment of internally generated software resulting from a decision in the fourth quarter of 2020 to not proceed with an internal business transfer from UBS Switzerland AG to UBS AG. 6 Consists of USD 855 million related to internally generated software, USD 92 million related to Owned properties and USD 89 million related to Leasehold improvements.

UBS AG
Property Equipment And Software [Line Items]
Disclosure of property, equipment and software [text block]

Note 12 Property, equipment and software

At historical cost less accumulated depreciation
USD million	Owned properties	Leased properties[1]	Leasehold improve-ments	IT hardware and communication equipment	Internally generated software	Purchased software	Othermachinesandequipment	Projects in progress	2020	2019
Historical cost
Balance at the beginning of the year	6,988	3,630	2,917	963	5,817	302	768	943	22,329	21,365
Additions	25	401[2]	36	90	156	24	18	1,239	1,989	1,740
Disposals / write-offs[3]	(315)	(8)	(169)	(155)	(133)	(46)	(41)	0	(867)	(554)
Reclassifications[4]	(469)	0	208	8	937	1	30	(1,305)	(590)	(391)
Foreign currency translation	633	68	84	26	46	6	31	30	924	169
Balance at the end of the year	6,863	4,091	3,077	931	6,824	287	806	907	23,785	22,329
Accumulated depreciation
Balance at the beginning of the year	4,074	481	1,729	710	2,735	233	541	0	10,503	9,623
Depreciation	152	512	226	92	703	30	64	0	1,779	1,542
Impairment[5]	0	4	1	0	67	0	0	0	72	34
Disposals / write-offs[3]	(199)	(3)	(164)	(155)	(126)	(46)	(41)	0	(735)	(533)
Reclassifications[4]	(332)	0	6	0	0	0	0	0	(328)	(248)
Foreign currency translation	372	26	69	21	20	6	22	0	535	86
Balance at the end of the year	4,067	1,019	1,868	668	3,398	222	585	0	11,827	10,503

Net book value
Net book value at the beginning of the year	2,914	3,149	1,188	254	3,082	69	227	943	11,826	11,742
Net book value at the end of the year	2,796	3,072	1,209	264	3,425	65	220	907[6]	11,958	11,826
1 Represents right-of-use assets recognized by UBS AG as lessee. Includes immaterial leased IT equipment. The total cash outflow for leases during 2020 was USD 652 million (2019: USD 614 million). Interest expense on lease liabilities is included within Interest expense from financial instruments measured at amortized cost and Lease liabilities are included within Other financial liabilities measured at amortized cost. Refer to Notes 3 and 19a, respectively. Also refer to Note 1 for more information about the nature of UBS AG’s leasing activities. 2 In 2020, right-of-use assets included the Additions from sale-and-leaseback transactions, from which UBS AG recognized net gains of USD 140 million, included within Other income. Refer to Note 5. 3 Includes write-offs of fully depreciated assets. 4 The total net reclassification amount for the respective periods represents reclassifications to Properties and other non-current assets held for sale. 5 Impairment charges recorded in 2020 generally relate to assets that are no longer used for which the recoverable amount based on a value in use approach was determined to be zero. Includes the impairment of internally generated software resulting from a decision in the fourth quarter of 2020 to not proceed with an internal business transfer from UBS Switzerland AG to UBS AG. 6 Consists of USD 762 million related to internally generated software, USD 81 million related to Leasehold improvements and USD 63 million related to Owned properties.